Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, CA 91367

July 28, 2015

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Guinness Atkinson Funds
File Nos. 33-75340, 811-8360

Dear Securities and Exchange Commission:

We are filing via EDGAR, on behalf of Guinness Atkinson Funds ("Registrant"), and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, post-effective amendment no. 66 to Registrant's registration statement on Form N-1A (the "Amendment").  We are filing the Amendment primarily to register a new Investor Share class for the Guinness Atkinson Dividend Builder Fund and a new Institutional Share class for the Guinness Atkinson Global Innovators Fund.

If you have any questions concerning the Amendment, please contact Alexandra K. Alberstadt of Kramer Levin Naftalis & Frankel LLP at 212-715-9151.

Sincerely,

/s/ Rita Dam
Rita Dam
Treasurer

cc:	Alexandra Alberstadt
Timothy Guinness
James J. Atkinson